COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES

The Company has operating leases on three facilities; head office located in Toronto, Canada, and operating facilities located in Singapore and China. The lease on the Company’s operating facilities in Singapore terminated on March 31, 2025. The Company has expanded its operating facilities in Singapore, as a result it entered into a lease arrangement on October 1, 2024, expiring March 1, 2030. A security deposit in the amount of $200,351 was placed with the landlord. The lease on the Company’s operating facilities in China terminated in January 2025. The company entered into a new lease on December 20, 2024, which expires on December 19, 2027. As of September 30, 2025, the Company’s head office was on a month-to-month lease term. Deposits were made on other long-term commitments of $7,774.

Remaining annual lease payments to the lease expiration dates are as follows:

2026	$388,895
2027 and beyond	1,190,087
$1,578,982